NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2016
Net income (loss) per share:
NET INCOME (LOSS) PER SHARE

NOTE 21:-      NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share:

	Year ended December 31,
	2016	2015	2014
Numerator:

Net income (loss)	$179	$(6,340)	$(5,200)

Denominator:

Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	34,744,484	36,415,651	36,703,251

Diluted net income (loss) per share	34,945,387	36,415,651	36,703,251

Basic net income (loss) per share	$0.01	$(0.17)	$(0.14)
Diluted net income (loss) per share	$0.01	$(0.17)	$(0.14)

Anti-dilutive securities:

The following numbers of shares related to outstanding employees stock options were excluded from the computation of diluted net income (loss) per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2016	2015	2014

Ordinary shares	4,494,914	4,496,769	4,285,397